Shareholder Report, Holdings (Details) - Academy Veteran Bond ETF	Jul. 31, 2026
Ginnie Mae II Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	78.70%
Small Business Administration Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Ginnie Mae I Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%